AXA Equitable Life Insurance Company

Supplement dated December 6, 2019 to the current Prospectus and Statement of Additional Information for Retirement Investment Account

This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus and Statement of Additional Information remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus and Statement of Additional Information. We will send you another copy of the Prospectus or Statement of Additional Information without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain information regarding the AllianceBernstein Balanced Fund, Separate Account No. 10.

1.

In the section of your Prospectus entitled “RIA features and benefits”, effective December 15, 2019, the following replaces the Portfolio Manager information for AllianceBernstein Balanced Fund in the chart under the heading, “Investment adviser of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds”.

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Michael Canter	Portfolio Manager at AllianceBernstein since 2016
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
	Judith A. De Vivo	Portfolio Manager at AllianceBernstein since 1984
	Ben Sklar	Portfolio Manager at AllianceBernstein since 2009
	Janaki Rao	Portfolio Manager at AllianceBernstein since 2013

2.

In the section of your Statement of Additional Information entitled, “Portfolio managers’ information (AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund),” effective December 15, 2019, the Portfolio Manager information in the chart under the heading “AllianceBernstein Balanced Fund, Separate Account No. 10 (the “Fund”), AllianceBernstein L.P. (‘‘Adviser’’), Information as of December 31, 2018” and the discussion below the chart that provides information with respect to the Portfolio Managers who are primarily responsible for the day-to-day management of the Fund will be replaced as follows:

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’)
AllianceBernstein L.P. (‘‘Adviser’’)
Information as of December 31, 2018

(a)(2) For each person identified in column (a)(1), the number of other accounts of the Advisor managed by the person
within each category below and the total assets in the
	accounts managed within each category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Michael Canter	33	8,933	30	4,311	116	5,540	—	—	—	—	3	422
Joshua Lisser	26	20,127	32	5,729	370	35,017	—	—	—	—	1	207
Ben Sklar	27	20,141	32	5,729	365	34,874	—	—	—	—	1	207
Janaki Rao	—	—	6	3,211	1	203	—	—	—	—	1	203
Judith DeVivo	26	20,127	32	5,729	370	35,017	—	—	—	—	1	207

IM-36-19 (12.19)	Catalog No. 160787 (12.19)
AR mail	840515

For a description of any material conflicts, please see ‘‘Investment professional conflict of interest’’ later in the SAI.

For compensation information, please see ‘‘AllianceBernstein’s compensation program’’ later in the SAI.

Ownership of Securities of AXA’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Joshua Lisser	X
Michael Canter	X
Judith A. DeVivo	X
Ben Sklar	X
Janaki Rao	X

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’) is managed by the following team members:

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

Shawn Keegan — Portfolio Manager — Credit

Shawn Keegan is a Senior Vice President and a member of the Credit portfolio-management team, focusing on US and global portfolios. He is also a member of both the US Multi-Sector and the Canada Fixed Income portfolio-management teams, where he specializes in credit. Keegan first joined AB in 1997 as a portfolio assistant. He then spent a year at Aladdin Capital as a trader before rejoining the firm in 2001 as part of the US Multi-Sector team. Keegan holds a BS in finance from Siena College. Location: New York

Judith A. DeVivo — Senior Portfolio Manager — Index Strategies

Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location: New York

Michael S. Canter — Director — US Multi-Sector and Securitized Assets

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB’s Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm’s investments in agency mortgage-backed securities (MBS), credit risk–transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

Ben Sklar — Portfolio Manager — Index Strategies

Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

Janaki Rao — Portfolio Manager and Head — Agency Mortgage-Backed Securities Research

Janaki Rao is a Senior Vice President, Portfolio Manager and Head of Agency Mortgage-Backed Securities Research, where he oversees agency mortgage-backed securities (MBS) research, including fundamental and relative-value research. He brings decades of experience to AB, with a focus on MBS and US interest-rate strategies. Before joining the firm, Rao spent seven years in the US Interest Rate Strategy Group at Morgan Stanley,

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where he was responsible for covering the agency MBS market, including publishing for the flagship weekly publication, and generating ad hoc reports on breaking news, in-depth analysis of emerging trends and product primers. He also engaged with policymakers on various issues related to housing finance. Prior to joining Morgan Stanley, Rao ran the advance pricing, debt and derivatives trading desk at the Federal Home Loan Bank of New York. He holds a BA in economics from Delhi University and an MBA in finance from the Zicklin School of Business at Baruch College. Location: New York

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

212-554-1234

3

AXA Equitable Life Insurance Company

Supplement dated December 6, 2019 to the current Prospectus and Statement of Additional Information for Members Retirement Program

This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus and Statement of Additional Information remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus and Statement of Additional Information. We will send you another copy of the Prospectus or Statement of Additional Information without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain information regarding the AllianceBernstein Balanced Fund, Separate Account No. 10.

1.

In the section of your Prospectus entitled “Investment options”, effective December 15, 2019, the following replaces the Portfolio Manager information for AllianceBernstein Balanced Fund in the chart under the heading, “Investment advisor”.

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Michael Canter	Portfolio Manager at AllianceBernstein since 2016
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
	Judith A. De Vivo	Portfolio Manager at AllianceBernstein since 1984
	Ben Sklar	Portfolio Manager at AllianceBernstein since 2009
	Janaki Rao	Portfolio Manager at AllianceBernstein since 2013

2.

In the section of your Statement of Additional Information entitled, “Portfolio managers’ information (AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund and AllianceBernstein Balanced Fund),” effective December 15, 2019, the Portfolio Manager information in the chart under the heading “AllianceBernstein Balanced Fund, Separate Account No. 10 (the “Fund”), AllianceBernstein L.P. (‘‘Adviser’’), Information as of December 31, 2018” and the discussion below the chart that provides information with respect to the Portfolio Managers who are primarily responsible for the day-to-day management of the Fund will be replaced as follows:

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’)
AllianceBernstein L.P. (‘‘Adviser’’)
Information as of December 31, 2018

(a)(2) For each person identified in column (a)(1), the number of other accounts of the Advisor managed by the person
within each category below and the total assets in the
	accounts managed within each category below						(a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio manager(s) of the Adviser named in the prospectus	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)	Number of Accounts	Total Assets ($MM)
Michael Canter	33	8,933	30	4,311	116	5,540	—	—	—	—	3	422
Joshua Lisser	26	20,127	32	5,729	370	35,017	—	—	—	—	1	207
Ben Sklar	27	20,141	32	5,729	365	34,874	—	—	—	—	1	207
Janaki Rao	—	—	6	3,211	1	203	—	—	—	—	1	203
Judith DeVivo	26	20,127	32	5,729	370	35,017	—	—	—	—	1	207

IM-35-19 (12.19)	Catalog No. 160786 (12.19)
AR mail	840720

For a description of any material conflicts, please see ‘‘Investment professional conflict of interest’’ later in the SAI.

For compensation information, please see ‘‘AllianceBernstein’s compensation program’’ later in the SAI.

Ownership of Securities of AXA’s insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Joshua Lisser	X
Michael Canter	X
Judith A. DeVivo	X
Ben Sklar	X
Janaki Rao	X

AllianceBernstein Balanced Fund, Separate Account No. 10 (‘‘Fund’’) is managed by the following team members:

Joshua Lisser — Head — Index Strategies

Joshua Lisser is Head of the Index Strategies team and a member of the Multi-Asset Services investment team. He joined AB in 1992 as a portfolio manager in the Index Strategies Group and developed various services, including equity factor strategies, risk-controlled equity strategies and derivative-based risk overlay services. Prior to that, Lisser was with Equitable Capital Management, specializing in derivative investment strategies. He holds a BA from the State University of New York, Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York

Shawn Keegan — Portfolio Manager — Credit

Shawn Keegan is a Senior Vice President and a member of the Credit portfolio-management team, focusing on US and global portfolios. He is also a member of both the US Multi-Sector and the Canada Fixed Income portfolio-management teams, where he specializes in credit. Keegan first joined AB in 1997 as a portfolio assistant. He then spent a year at Aladdin Capital as a trader before rejoining the firm in 2001 as part of the US Multi-Sector team. Keegan holds a BS in finance from Siena College. Location: New York

Judith A. DeVivo — Senior Portfolio Manager — Index Strategies

Judith A. DeVivo is a Senior Vice President and Senior Portfolio Manager. She manages equity portfolios benchmarked to a variety of indices, including the S&P 500, S&P MidCap, MSCI EAFE, S&P SmallCap and Russell 2000, in addition to several customized accounts. DeVivo joined AB in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, she was head of portfolio administration for the firm. Location: New York

Michael S. Canter — Director — US Multi-Sector and Securitized Assets

Michael Canter is a Senior Vice President and Director of US Multi-Sector and Securitized Assets at AllianceBernstein (AB). He is also the Chief Investment Officer of AB’s Securitized Assets Fund and the former CIO of the Recovery Asset Fund (ABRA-S) and the Legacy Securities (PPIP) Fund. In addition, Canter is Head of the Securitized Assets Research Group, which is responsible for the firm’s investments in agency mortgage-backed securities (MBS), credit risk–transfer securities (CRT), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities (ABS). He has particularly extensive expertise in residential mortgage credit. Canter has been called upon to give expert testimony to the US Senate Committee on Banking, Housing, and Urban Affairs in 2013 and the US House of Representatives Subcommittee on Housing and Insurance in 2017, on how US housing policy should be structured going forward. Prior to joining the firm, he was the president of ACE Principal Finance, a division of ACE Limited (now Chubb). There, Canter managed portfolios of credit default swaps, ABS, MBS and collateralized debt obligations. He is currently a board member of the Association of Mortgage Investors. Canter holds a BA in math and economics from Northwestern University and a PhD in finance from the Columbia University Graduate School of Business. Location: New York

Ben Sklar — Portfolio Manager — Index Strategies

Ben Sklar joined AB in 2006 as an associate portfolio manager in the Blend Strategies Team, managing global equity portfolios for institutional clients. He joined the Index Strategies team in 2009 as a Portfolio Manager where he has focused on developing a suite of custom index, structured equity and systematic volatility-management strategies. He received a BA from Trinity College, Hartford, and a Masters of Business Administration in finance from New York University. Location: New York

Janaki Rao — Portfolio Manager and Head — Agency Mortgage-Backed Securities Research

Janaki Rao is a Senior Vice President, Portfolio Manager and Head of Agency Mortgage-Backed Securities Research, where he oversees agency mortgage-backed securities (MBS) research, including fundamental and relative-value research. He brings decades of experience to AB, with a focus on MBS and US interest-rate strategies. Before joining the firm, Rao spent seven years in the US Interest Rate Strategy Group at Morgan Stanley,

2

where he was responsible for covering the agency MBS market, including publishing for the flagship weekly publication, and generating ad hoc reports on breaking news, in-depth analysis of emerging trends and product primers. He also engaged with policymakers on various issues related to housing finance. Prior to joining Morgan Stanley, Rao ran the advance pricing, debt and derivatives trading desk at the Federal Home Loan Bank of New York. He holds a BA in economics from Delhi University and an MBA in finance from the Zicklin School of Business at Baruch College. Location: New York

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

212-554-1234

3